Other non-current liabilities	12 Months Ended
Dec. 31, 2018
Miscellaneous non-current liabilities [abstract]
Disclosure of other non-current liabilities [text block]
16	Other non-current liabilities

The other non-current liabilities consist of the following:

	As of December 31,
in 000€	2018	2017	2016
Written-put option RapidFit+	−	788	735
Contingent consideration	−	648	909
Provisions	82	109	69
Other	786	359	160
Total	868	1,904	1,873

We refer to Note 13 for a description of the written-put options RapidFit+.

With respect to the contingent consideration, related to the CENAT acquisition, we refer to Note 4 on business combinations. At December 31, 2018 only a consideration of K€450 remains, recorded under the other current liabilities (see Note 19). Per end of 2017 and 2016 the non-current part of the CENAT contingent consideration amounted to K€648 and K€909, respectively.

The other items in the above table include a liability of K€786 per December 31, 2018 related to the cash settled shared based payment plan as referred to in Note 14 (2017: K€351; 2016: K€147).

The impact of the accounting treatment of the Belgian contribution plans with a minimal guarantee is not material as only a limited number of people can benefit. No provisions have been recognized as of December 31, 2018, 2017 and 2016. As such, no further disclosures have been provided.